Financial Assets - Contractual Maturity Schedule of Available-for-Sale Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 1,215,603	¥ 1,058,957
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities	580,810	509,791
Debt securities [member] | Within one year [member]
Disclosure of financial assets [line items]
Available-for-sale securities	36,870	26,075
Debt securities [member] | After one year but within five years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	125,202	155,110
Debt securities [member] | After five years but within ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	271,394	226,421
Debt securities [member] | After ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 147,344	¥ 102,185